Short-Term Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets	Changes in the fair value of marketable securities are detailed in the tables below:

	December 31, 2022	Purchase	Accretion	Proceeds at maturity	Change in fair value included in OCI*	December 31, 2023
U.S. Treasury debt securities	679	1,653	47	(750)	6	1,635
Total	679	1,653	47	(750)	6	1,635
*    Other Comprehensive Income

	December 31, 2021	Purchase	Accretion	Proceeds at maturity	Change in fair value included in OCI*	December 31, 2022
U.S. Treasury debt securities	—	687	8	—	(16)	679
Total	—	687	8	—	(16)	679

*    Other Comprehensive Income

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The below table details debt securities that were in an unrealized loss position as of December 31, 2023:

	December 31, 2023
	Less than 12 months		More than 12 months		Total
Description	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury Bonds	429	(12)	157	(1)	586	(13)
Total	429	(12)	157	(1)	586	(13)